DWS Health and Wellness Fund Expense Example, No Redemption - Class ACIS [Member] - DWS Health and Wellness Fund	Sep. 24, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 704
Expense Example, No Redemption, 3 Years	975
Expense Example, No Redemption, 5 Years	1,267
Expense Example, No Redemption, 10 Years	2,095
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	212
Expense Example, No Redemption, 3 Years	673
Expense Example, No Redemption, 5 Years	1,161
Expense Example, No Redemption, 10 Years	2,293
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	106
Expense Example, No Redemption, 3 Years	337
Expense Example, No Redemption, 5 Years	587
Expense Example, No Redemption, 10 Years	1,303
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	108
Expense Example, No Redemption, 3 Years	337
Expense Example, No Redemption, 5 Years	585
Expense Example, No Redemption, 10 Years	$ 1,294